Other Payables and Other Liabilities - Summary of Other Payables and Other Liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Included in non-current liabilities
Government grants	¥ 2	¥ 2
Deferred income	30	66
Other non-current payables	32	68
Included in current liabilities
Dividend payable	12	12
Accrued expenses (note i)	3,133	2,717
Advances from customers	85	68
Investment payables	28	74
Other tax liabilities	131	137
Present value of liability of puttable shares (Note ii)		539
Deferred income	34	34
Share repurchase payables	82
Other deposits	99	94
Others	228	206
Other payables and other liabilities	¥ 3,832	¥ 3,881